Organization and Principal Activities (Details) - USD ($)				12 Months Ended
	Sep. 06, 2023	Sep. 06, 2023	Dec. 07, 2022	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 12, 2025	Dec. 17, 2024	Nov. 15, 2024	Oct. 17, 2022
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value (in Dollars per share)								$ 0.0001
Surrendered shares			488,000,000
Authorized shares								1,000,000,000
Gross proceeds (in Dollars)					$ 409,000	$ 343,000
Proceeds from Issuance Initial Public Offering (in Dollars)		$ 8,000,000			$ 7,065,000
Solomon Global Asset Management Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Equity interest							100.00%
Initial Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued	2,000,000	2,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Per share (in Dollars per share)	0.0001	0.0001
Offering price, per share (in Dollars per share)	$ 4	$ 4
Gross proceeds (in Dollars)	$ 8,000,000
Proceeds from Issuance Initial Public Offering (in Dollars)	$ 7,065,000	$ 8,000,000
Ms. Xue Yao [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of owned subsidiary				33.00%
Mr. Ling Ngai Lok [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of owned subsidiary				34.00%
Mr. Xiaohang Zhang [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of owned subsidiary				33.00%
Ms. Yao [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of owned subsidiary										33.00%
Mr. Lok [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of owned subsidiary										34.00%
Mr. Zhang [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of owned subsidiary										33.00%
Ordinary Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued			500,000,000		12,000,000			16,172,300
Ordinary shares, par value (in Dollars per share)					$ 0.0001			$ 0.0001	$ 0.0001
Surrendered shares par value (in Dollars per share)			$ 0.0001
Common stock, shares outstanding			12,000,000		12,000,000			16,172,300
Authorized shares					1,000,000,000
Ordinary Shares [Member] | Ordinary Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Authorized share capital (in Dollars)			$ 10,000
Common stock, shares issued			10,000
Ordinary Shares [Member] | Board of Directors [Member]
Subsidiary, Sale of Stock [Line Items]
Authorized share capital (in Dollars)			$ 100,000
Common stock, shares issued			1,000,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Ordinary Shares [Member] | Board of Directors [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary share par value (in Dollars per share)			$ 1